Severance Indemnities and Pension Plans (Schedule of Changes in Benefit Obligations and Plan Assets and Amount Recognized in the Balance Sheets) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Amounts recognized in the consolidated balance sheets:
Prepaid benefit cost	¥ 151,835	¥ 290,825
Accrued benefit cost	(76,121)	(69,391)
Domestic Subsidiaries [Member]
Change in plan assets:
Fair value of plan assets, Beginning of fiscal year	38,457	30,787
Acquisitions and Divestitures	(13,295)	(3,024)
Fair value of plan assets, End of fiscal year	52,957	38,457
Domestic Subsidiaries [Member] | Non-contributory Pension Benefits and SIP [Member]
Change in benefit obligation:
Benefit obligation, Beginning of fiscal year	1,303,012	1,408,695
Service cost	34,320	35,593
Interest cost	25,608	22,569
Acquisitions and Divestitures	(577)	(19,084)
Amendments	8,242	(19)
Actuarial loss (gain)	26,935	(75,323)
Benefits paid	(52,583)	(51,789)
Lump-sum payment	(16,805)	(17,630)
Benefit obligation, End of fiscal year	1,328,152	1,303,012
Change in plan assets:
Fair value of plan assets, Beginning of fiscal year	1,436,335	1,249,747
Actual return (loss) on plan assets	(61,992)	211,838
Employer contributions	26,737	33,599
Acquisitions and Divestitures	13	(7,060)
Benefits paid	(52,583)	(51,789)
Fair value of plan assets, End of fiscal year	1,348,510	1,436,335
Amounts recognized in the consolidated balance sheets:
Prepaid benefit cost	71,972	176,107
Accrued benefit cost	(51,614)	(42,784)
Net amount recognized	20,358	133,323
Domestic Subsidiaries [Member] | Contributory Pension Benefits [Member]
Change in benefit obligation:
Benefit obligation, Beginning of fiscal year	367,501	389,060
Service cost	5,393	6,230
Interest cost	7,576	6,502
Plan participants' contributions	1,061	1,065
Actuarial loss (gain)	13,353	(22,251)
Benefits paid	(13,427)	(13,105)
Benefit obligation, End of fiscal year	381,457	367,501
Change in plan assets:
Fair value of plan assets, Beginning of fiscal year	474,487	407,340
Actual return (loss) on plan assets	(17,535)	73,637
Employer contributions	6,787	5,550
Plan participants' contributions	1,061	1,065
Benefits paid	(13,427)	(13,105)
Fair value of plan assets, End of fiscal year	451,373	474,487
Amounts recognized in the consolidated balance sheets:
Prepaid benefit cost	69,916	106,986
Net amount recognized	69,916	106,986
Foreign Offices and Subsidiaries [Member]
Change in plan assets:
Fair value of plan assets, Beginning of fiscal year	5,648	7,881
Acquisitions and Divestitures	(4,187)	(241)
Fair value of plan assets, End of fiscal year	10,338	5,648
Foreign Offices and Subsidiaries [Member] | Pension Benefits [Member]
Change in benefit obligation:
Benefit obligation, Beginning of fiscal year	193,008	179,523
Service cost	6,092	6,414
Interest cost	10,900	10,587
Plan participants' contributions	12	14
Acquisitions and Divestitures	19
Amendments	1
Actuarial loss (gain)	14,290	766
Benefits paid	(6,377)	(6,922)
Lump-sum payment	(194)	(79)
Translation adjustments	(22,671)	2,705
Benefit obligation, End of fiscal year	195,080	193,008
Change in plan assets:
Fair value of plan assets, Beginning of fiscal year	183,445	145,529
Actual return (loss) on plan assets	23,418	30,292
Employer contributions	11,728	12,452
Acquisitions and Divestitures	26
Plan participants' contributions	12	14
Benefits paid	(6,377)	(6,922)
Translation adjustments	(22,122)	2,080
Fair value of plan assets, End of fiscal year	190,130	183,445
Amounts recognized in the consolidated balance sheets:
Prepaid benefit cost	9,947	7,732
Accrued benefit cost	(14,897)	(17,295)
Net amount recognized	(4,950)	(9,563)
Foreign Offices and Subsidiaries [Member] | Other Benefits [Member]
Change in benefit obligation:
Benefit obligation, Beginning of fiscal year	23,552	22,990
Service cost	909	872
Interest cost	1,335	1,226
Plan participants' contributions	439	408
Actuarial loss (gain)	1,944	(349)
Benefits paid	(1,714)	(1,762)
Lump-sum payment	(10)	(12)
Translation adjustments	(2,802)	179
Benefit obligation, End of fiscal year	23,653	23,552
Change in plan assets:
Fair value of plan assets, Beginning of fiscal year	14,240	11,383
Actual return (loss) on plan assets	1,679	2,912
Employer contributions	1,168	1,209
Plan participants' contributions	439	408
Benefits paid	(1,714)	(1,762)
Translation adjustments	(1,769)	90
Fair value of plan assets, End of fiscal year	14,043	14,240
Amounts recognized in the consolidated balance sheets:
Prepaid benefit cost
Accrued benefit cost	(9,610)	(9,312)
Net amount recognized	¥ (9,610)	¥ (9,312)